Remaining amortization period on intangibles resulting from business combinations (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) yr	Dec. 31, 2020 EUR (€) yr	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets | €	€ 4,746	€ 4,709	€ 4,859
Patents and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period technology related intangible assets acquisition	5 years 7 months 6 days
Software [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period technology related intangible assets acquisition	1 year 1 month 6 days
RS print | Acquired customers and technology [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period customer related intangible assets acquisition	13.83
Remaining amortization period technology related intangible assets acquisition	5 years 9 months 29 days
Orthoview | Acquired customers and technology [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period customer related intangible assets acquisition	2.75
ACTech | Acquired customers and technology [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period customer related intangible assets acquisition	15.75
Cenat | Acquired customers and technology [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period customer related intangible assets acquisition		3.25
Engimplan | Acquired customers and technology [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period customer related intangible assets acquisition	7.58